FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

The following tables present the assets reported on a recurring basis on the Consolidated Balance Sheet at their fair value as of June 30, 2021 and June 30, 2020, by level within the fair value hierarchy. As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2021
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
U.S. government agency securities	$—	$3,214	$—	$3,214
Corporate debt securities	—	110,040	—	110,040
Foreign debt securities [7]	—	37,598	—	37,598
Obligations of states and political subdivisions	—	725	—	725
	$—	$151,577	$—	$151,577

	June 30, 2020
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Corporate debt securities	$—	$115,099	$—	$115,099
Foreign debt securities [7]	—	32,540	—	32,540

	$—	$147,639	$—	$147,639

[7]	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.